Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
Office and electric equipment	$226,251	$223,628
Leasehold improvement	127,350	128,162
Vehicle	22,880	23,027
Subtotal	376,481	374,817
Less: accumulated depreciation and amortization	(235,362)	(198,150)
Property and equipment, net	$141,119	$176,667